Segment, Geographic and Other Revenue Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment, Geographic and Other Revenue Information
Segment, Geographic and Other Revenue Information

A. Segment Information

We manage our commercial operations through a global commercial structure consisting of two distinct businesses: an Innovative Products business and an Established Products business. The Innovative Products business is composed of two operating segments, each of which is led by a single manager––the Global Innovative Pharmaceutical segment (GIP) and the Global Vaccines, Oncology and Consumer Healthcare segment (VOC). The Established Products business consists of the Global Established Pharmaceutical segment (GEP), which is led by a single manager. Each operating segment has responsibility for its commercial activities and for certain in-process research and development (IPR&D) projects for new investigational products and additional indications for in-line products that generally have achieved proof of concept. Each business has a geographic footprint across developed and emerging markets. We have restated prior-period information (Revenues and Earnings, as defined by management, and Depreciation and Amortization) to conform to the current management structure. As our operations were not managed under the new structure until the beginning of fiscal 2014, certain costs and expenses could not be directly attributed to one of the new operating segments. As a result, our operating segment results for 2013 include allocations. The amounts subject to allocation methods in 2013 were approximately $2.1 billion of selling, informational and administrative expenses and approximately $800 million of research and development expenses. The amounts subject to allocation methods in 2012 were approximately $2.3 billion of selling, informational and administrative expenses and approximately $990 million of research and development expenses:

•	The selling, informational and administrative expenses were allocated using proportional allocation methods based on associated selling costs, revenues or product-specific costs, as applicable.

•	The research and development expenses were allocated based on product-specific R&D costs or revenue metrics, as applicable.
Management believes that the allocations are reasonable.
We regularly review our segments and the approach used by management to evaluate performance and allocate resources.

Operating Segments

Some additional information about each segment follows:

•
Global Innovative Pharmaceutical segment––GIP is focused on developing, registering and commercializing novel, value-creating medicines that significantly improve patients’ lives. These therapeutic areas include inflammation, cardiovascular/metabolic, neuroscience and pain, rare diseases and women’s/men’s health and include leading brands, such as Xeljanz, Eliquis and Lyrica (U.S., Japan). GIP has a pipeline of medicines in inflammation, cardiovascular/metabolic disease, neuroscience and pain, and rare diseases.

•
Global Vaccines, Oncology and Consumer Healthcare segment––VOC focuses on the development and commercialization of vaccines and products for oncology and consumer healthcare. Consumer Healthcare manufactures and markets several well known, OTC products. Each of the three businesses in VOC operates as a separate, global business with distinct specialization in terms of the science and market approach necessary to deliver value to consumers and patients.

•
Global Established Pharmaceutical segment––GEP includes the brands that have lost market exclusivity and, generally, the mature, patent-protected products that are expected to lose exclusivity through 2015 in most major markets and, to a much smaller extent, generic pharmaceuticals. Additionally, GEP includes our sterile injectable products and biosimilar development portfolio.

Our chief operating decision maker uses the revenues and earnings of the three operating segments, among other factors, for performance evaluation and resource allocation.

Other Costs and Business Activities

Certain costs are not allocated to our operating segment results, such as costs associated with the following:

•
Worldwide Research and Development (WRD), which is generally responsible for research projects until proof-of-concept is achieved and then for transitioning those projects to the appropriate operating segment for possible clinical and commercial development. R&D spending may include upfront and milestone payments for intellectual property rights. This organization also has responsibility for certain science-based and other platform-services organizations, which provide technical expertise and other services to the various R&D projects. WRD is also responsible for facilitating all regulatory submissions and interactions with regulatory agencies, including all safety-event activities.

•
Pfizer Medical, which is responsible for the provision of medical information to healthcare providers, patients and other parties, transparency and disclosure activities, clinical trial results publication, grants for healthcare quality improvement and medical education, partnerships with global public health and medical associations, regulatory inspection readiness reviews, internal audits of Pfizer-sponsored clinical trials and internal regulatory compliance processes.

•
Corporate, representing platform functions (such as worldwide technology, global real estate operations, legal, finance, human resources, worldwide public affairs, compliance and worldwide procurement) and certain compensation and other corporate costs, such as interest income and expense, and gains and losses on investments.

•	Other unallocated costs, representing overhead expenses associated with our manufacturing and commercial operations not directly attributable to an operating segment.

•
Certain transactions and events such as (i) purchase accounting adjustments, where we incur expenses associated with the amortization of fair value adjustments to inventory, intangible assets and property, plant and equipment; (ii) acquisition-related costs, where we incur costs for executing the transaction, integrating the acquired operations and restructuring the combined company; and (iii) certain significant items, which include non-acquisition-related restructuring costs, as well as costs incurred for legal settlements, asset impairments and disposals of assets or businesses, including, as applicable, any associated transition activities.

Segment Assets

We manage our assets on a total company basis, not by operating segment, as many of our operating assets are shared (such as our plant network assets) or commingled (such as accounts receivable, as many of our customers are served by multiple operating segments). Therefore, our chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, we do not report asset information by operating segment. Total assets were approximately $169 billion as of December 31, 2014 and approximately $172 billion as of December 31, 2013.
Selected Income Statement Information

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012	2014	2013	2012	2014	2013	2012
Reportable Segments:
Global Innovative Pharmaceutical (GIP)	$13,861	$14,317	$13,756	$7,780	$8,549	$8,325	$255	$238	$250
Global Vaccines, Oncology and Consumer Healthcare (VOC)	10,144	9,285	8,991	4,692	4,216	3,597	263	231	270
Global Established Pharmaceutical (GEP)	25,149	27,619	31,678	16,199	17,552	19,910	475	478	595
Total reportable segments	49,154	51,221	54,426	28,671	30,318	31,832	993	947	1,115
Other business activities(c)	253	232	231	(3,092)	(2,828)	(2,888)	91	105	117
Reconciling Items:
Corporate(d)	—	—	—	(5,200)	(5,689)	(6,059)	384	432	546
Purchase accounting adjustments(d)	—	—	—	(3,641)	(4,344)	(4,905)	3,782	4,487	4,988
Acquisition-related costs(d)	—	—	—	(183)	(376)	(946)	53	124	273
Certain significant items(e)	198	132	—	(3,749)	(692)	(5,039)	207	167	300
Other unallocated	—	—	—	(567)	(671)	(751)	27	44	55
	$49,605	$51,584	$54,657	$12,240	$15,716	$11,242	$5,537	$6,306	$7,394

(a)	Income from continuing operations before provision for taxes on income.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
Other business activities includes the revenues and operating results of Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales operation, and the costs managed by our Worldwide Research and Development organization and our Pfizer Medical organization.

(d)	For a description, see the "Other Costs and Business Activities" section above.

(e)	Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.
For Revenues in 2014, certain significant items primarily represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.
For Earnings in 2014, certain significant items includes: (i) income related to our transitional manufacturing and supply agreements with Zoetis of $32 million, (ii) charges for certain legal matters of $999 million, (iii) certain asset impairments of $440 million, (iv) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (v) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (vi) upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vii) charges for business and legal entity alignment of $168 million and (viii) other charges of $197 million. For additional information, see Note 2C, Note 3 and Note 4.
For Revenues in 2013, certain significant items represent revenues related to our transitional manufacturing and supply agreements with Zoetis. For additional information, see Note 2D.
For Earnings in 2013, certain significant items includes: (i) income related to our transitional manufacturing and supply agreements with Zoetis of $16 million, (ii) patent litigation settlement income of $1.3 billion, (iii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.3 billion, (iv) net charges for certain legal matters of $21 million, (v) certain asset impairments of $836 million, (vi) the gain associated with the transfer of certain product rights to Hisun Pfizer of $459 million, (vii) costs associated with the separation of Zoetis of $18 million and (viii) other charges of $306 million. For additional information, see Note 3 and Note 4.
For Earnings in 2012, certain significant items includes: (i) net charges for certain legal matters of $2.2 billion, (ii) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.8 billion, (iii) certain asset impairment charges of $875 million, (iv) costs associated with the separation of Zoetis of $125 million and (v) other charges of $19 million. For additional information, see Note 3 and     Note 4.

Equity in the net income of investees accounted for by the equity method is not significant for any of our operating segments.

B. Geographic Information

Revenues exceeded $500 million in each of 13, 12 and 14 countries outside the U.S. in 2014, 2013 and 2012, respectively. The U.S. is the only country to contribute more than 10% of total revenue in 2014. The U.S. and Japan were the only countries to contribute more than 10% of total revenue in 2013 and 2012.

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
United States	$19,073	$20,274	$21,313
Developed Europe(a)	11,719	11,739	12,545
Developed Rest of World(b)	7,314	8,346	9,956
Emerging Markets(c)	11,499	11,225	10,843
Revenues	$49,605	$51,584	$54,657

(a)
Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries. Revenues denominated in euros were $9.0 billion in 2014, $8.9 billion in 2013 and $9.4 billion in 2012.

(b)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand and South Korea.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe.

Long-lived assets by geographic region follow:
	As of December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
Property, plant and equipment, net
United States	$5,575	$5,885	$6,485
Developed Europe(a)	4,606	4,845	4,895
Developed Rest of World(b)	617	696	816
Emerging Markets(c)	963	971	1,017
Property, plant and equipment, net	$11,762	$12,397	$13,213

(a)	Developed Europe region includes the following markets: Western Europe, Finland and the Scandinavian countries.

(b)	Developed Rest of World region includes the following markets: Australia, Canada, Japan, New Zealand, and South Korea.

(c)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, the Middle East, Eastern Europe, Africa, Turkey and Central Europe.

C. Other Revenue Information

Significant Customers

We sell our biopharmaceutical products primarily to customers in the wholesale sector. In 2014, sales to our three largest U.S. wholesaler customers represented approximately 13%, 10% and 9% of total revenues, respectively, and, collectively, represented approximately 24% of total accounts receivable as of December 31, 2014. In 2013, sales to our three largest U.S. wholesaler customers represented approximately 12%, 9% and 8% of total revenues, respectively, and, collectively, represented approximately 20% of total accounts receivable as of December 31, 2013. For both years, these sales and related accounts receivable were concentrated in our biopharmaceutical businesses.

Significant Product Revenues

The following table provides detailed revenue information:
		Year Ended December 31,
(MILLIONS OF DOLLARS)	Business(a)	2014	2013	2012
Biopharmaceutical revenues:
Lyrica(b)	GEP/GIP	$5,168	$4,595	$4,158
Prevnar family	V	4,464	3,974	4,117
Enbrel (Outside the U.S. and Canada)	GIP	3,850	3,774	3,737
Celebrex	GEP	2,699	2,918	2,719
Lipitor	GEP	2,061	2,315	3,948
Viagra(c)	GEP/GIP	1,685	1,881	2,051
Zyvox	GEP	1,352	1,353	1,345
Sutent	O	1,174	1,204	1,236
Norvasc	GEP	1,112	1,229	1,349
Premarin family	GEP	1,076	1,092	1,073
BeneFIX	GIP	856	832	775
Vfend	GEP	756	775	754
Pristiq	GEP	737	698	630
Genotropin	GIP	723	772	832
Chantix/Champix	GIP	647	648	670
Refacto AF/Xyntha	GIP	631	602	584
Xalatan/Xalacom	GEP	495	589	806
Medrol	GEP	443	464	523
Xalkori	O	438	282	123
Zoloft	GEP	423	469	541
Inlyta	O	410	319	100
Relpax	GEP	382	359	368
Fragmin	GEP	364	359	381
Sulperazon	GEP	354	309	262
Effexor	GEP	344	440	425
Rapamune	GIP	339	350	346
Tygacil	GEP	323	358	335
Zithromax/Zmax	GEP	314	387	435
Xeljanz	GIP	308	114	6
Zosyn/Tazocin	GEP	303	395	484
EpiPen	GEP	294	273	263
Toviaz	GIP	288	236	207
Revatio	GEP	276	307	534
Cardura	GEP	263	296	338
Xanax/Xanax XR	GEP	253	276	274
Inspra	GEP	233	233	214
Somavert	GIP	229	217	197
BMP2	GIP	228	209	263
Diflucan	GEP	220	242	259
Neurontin	GEP	210	216	235
Unasyn	GEP	207	212	228
Detrol/Detrol LA	GEP	201	562	761
Depo-Provera	GEP	201	191	148
Protonix/Pantoprazole	GEP	198	185	188
Dalacin/Cleocin	GEP	184	199	232
Caduet	GEP	180	223	258
Alliance revenues(d)	GEP/GIP	957	2,628	3,492
All other GIP	GIP	469	540	332
All other GEP	GEP	6,175	6,614	7,442
All other V/O	V/O	211	164	236
Total biopharmaceutical revenues	GEP/GIP/V/O	45,708	47,878	51,214
Other revenues:
Consumer Healthcare	C	3,446	3,342	3,212
Other(e)		451	364	231
Revenues		$49,605	$51,584	$54,657

(a)	Indicates the business to which the revenues relate. GIP = the Global Innovative Pharmaceutical segment; V= the Global Vaccines business; O= the Global Oncology business; C = the global Consumer Healthcare business; and GEP = the Global Established Pharmaceutical segment.

(b)	Lyrica revenues from all of Europe are included in GEP. All other Lyrica revenues are included in GIP.

(c)	Viagra revenues from the U.S. and Canada are included in GIP. All other Viagra revenues are included in GEP.

(d)	Includes Enbrel (GIP, in the U.S. and Canada through October 31, 2013), Spiriva (GEP), Rebif (GIP), Aricept (GEP) and Eliquis (GIP).

(e)
Other primarily includes revenues generated from Pfizer CentreSource, our contract manufacturing and bulk pharmaceutical chemical sales organization, and also includes the revenues related to our transitional manufacturing and supply agreements with Zoetis.